2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation —The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification,™ sometimes referred to as the Codification or ASC.

Principles of Consolidation — The accounts of the Company and its wholly-owned subsidiary Mytogen, Inc. (“Mytogen”) are included in the accompanying consolidated financial statements. All intercompany balances and transactions were eliminated in consolidation.

Segment Reporting —ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company determined it has one operating segment. Disaggregation of the Company’s operating results is impracticable, because the Company’s research and development activities and its assets overlap, and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment.

Use of Estimates — These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and, accordingly, require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Specifically, the Company’s management has estimated loss contingencies related to outstanding litigation. In addition, Management has estimated variables used to calculate the Black-Scholes option pricing model used to value derivative instruments as discussed below under “Fair Value Measurements”. Also, management has estimated the expected economic life and value of the Company’s licensed technology, the Company’s net operating loss for tax purposes, share-based payments for compensation to employees, directors, consultants and investment banks, and the useful lives of the Company’s fixed assets and its accounts receivable allowance. Actual results could differ from those estimates.

Reclassifications — Certain prior period financial statement balances have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents — Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of June 30, 2012 and December 31, 2011, the Company had deposits in excess of federally-insured limits totaling $9,362,536 and $12,037,949, respectively.

Accounts Receivable — The Company periodically assesses its accounts receivable for collectability on a specific identification basis. If collectability of an account becomes unlikely, the Company records an allowance for that doubtful account. Once the Company has exhausted efforts to collect, management writes off the account receivable against the allowance it has already created. The Company does not require collateral for its trade accounts receivable.

Property and Equipment — The Company records its property and equipment at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of property and equipment, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. In the case of certain assets acquired under capital leases, the assets are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital lease are pledged as collateral for the related lease.

The Company provides for depreciation over the assets’ estimated useful lives as follows:

Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Equity Method Investment — The Company follows ASC 323 “Investments-Equity Method and Joint Ventures” in accounting for its investment in the joint venture. In the event the Company’s share of the joint venture’s net losses reduces the Company’s investment to zero, the Company will discontinue applying the equity method and will not provide for additional losses unless the Company has guaranteed obligations of the joint venture or is otherwise committed to provide further financial support for the joint venture. If the joint venture subsequently reports net income, the Company will resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Deferred Costs — Consist of the following:

(a) Payments, either in cash or share-based, made in connection with the sale of debentures which are amortized using the effective interest method over the lives of the related debentures. These deferred issuance costs are charged to financing costs when and if the related debt instrument is retired or converted early. The weighted average amortization period for deferred debt issuance costs is 48 months.

(b) Payments made to secure commitments under certain financing arrangements. These amounts are recognized in financing costs ratably over the period of the financing arrangements, and are recognized in financing costs immediately if the arrangement is cancelled, forfeited or the utility of the arrangement to the company is otherwise compromised.

(c) Payments made to financial institutions and consulting firms in order to provide financing related services. These costs are being amortized over the terms of the related agreements.

Long-Lived Assets— The Company follows ASC 360-10, “Property, Plant, and Equipment,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Through June 30, 2012, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments — For certain financial instruments, including cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurements — The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

—	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

—	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

—	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At June 30, 2012, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

	Fair Value As of	Fair Value Measurements at June 30, 2012 Using Fair Value Hierarchy
Derivative Liabilities	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,178,897	$–	1,178,897	–
Embedded conversion option liabilities	191,770	–	191,770	–
	$1,370,667	$–	1,370,667	–

For the three and six months ended June 30, 2012, the Company recognized a gain of $734,081 and a loss of $592,482, respectively, for the changes in the valuation of derivative liabilities. For the three and six months ended June 30, 2011, the Company recognized a loss of $701,198 and a gain of $4,088,221, respectively, for the changes in the valuation of derivative liabilities.

The Company did not identify any non-recurring assets and liabilities that were recorded at fair value during the periods presented.

Revenue Recognition and Deferred Revenue — The Company’s revenues are primarily generated from license and research agreements with collaborators. Licensing revenue is recognized on a straight-line basis over the shorter of the life of the license or the estimated economic life of the patents related to the license.

License fee revenue begins to be recognized in the first full month following the effective date of the license agreement. Deferred revenue represents the portion of the license and other payments received that has not been earned. Costs associated with the license revenue are deferred and recognized over the same term as the revenue. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval.

In some cases, the Company is entitled to receive royalty payments from licensees. In such cases, the Company recognizes the royalties when they are earned and collectability of those royalty payments is reasonably assured.

In connection with its license agreements, the Company recorded $218,184 and $273,869 in license fee revenue for the three and six months ended June 30, 2012, respectively, In connection with its license agreements, the Company recorded $153,688 and $307,376 in license fee revenue for the three and six months ended June 30, 2011, respectively, in its consolidated statements of operations, and the remainder of the license fees have been accrued in deferred revenue at June 30, 2012 and 2011, respectively.

Research and Development Costs — Research and development costs consist of expenditures for the research and development of patents and technology, which cannot be capitalized. The Company’s research and development costs consist mainly of payroll and payroll related expenses, research supplies and research grants. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval. Research and development costs are expensed as incurred.

Share-Based Compensation — The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. The Company recognizes in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees. There were 100,672,803 options outstanding as of June 30, 2012.

Income Taxes — Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of operations.

Net Loss Per Share — Earnings per share is calculated in accordance with the ASC 260-10, “Earnings Per Share.” Basic earnings-per-share is based upon the weighted average number of common shares outstanding. Diluted earnings-per-share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

At June 30, 2012 and 2011, approximately 98,333,965 and 132,371,922 potentially dilutive shares, respectively, were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Concentrations and Other Risks — Currently, the Company’s revenues are concentrated on a small number of customers. The following table shows the Company’s concentrations of its revenue for those customers comprising greater than 10% of total license revenue for the six months ended June 30, 2012 and 2011.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Exeter Life Sciences, Inc.	*	20%	*	20%
START Licensing, Inc.	*	16%	*	16%
International Stem Cell Corporation	74%	24%	59%	24%
CHA Biotech and SCRMI	15%	21%	24%	21%
Lifeline	*	11%	12%	11%

*License revenue earned during the period was less than 10% of total license revenue.

Other risks include the uncertainty of the regulatory environment and the effect of future regulations on the Company’s business activities. As the Company is a biotechnology research and development company, there is also the attendant risk that someone could commence legal proceedings over the Company’s discoveries. Acts of God could also adversely affect the Company’s business.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements.  This guidance is effective for the Company beginning on January 1, 2012.  The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in Accounting Standards Codification (ASC) 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12 which defers the requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU 2011-05, as amended by ASU 2011-12, did not significantly impact the Company’s consolidated financial statements as the Company does not have any comprehensive income at June 30, 2012.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for the Company for its annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 did not significantly impact the Company’s consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation —The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification,™ sometimes referred to as the Codification or ASC.

Principles of Consolidation — The accounts of the Company and its wholly-owned subsidiary Mytogen, Inc. (“Mytogen”) are included in the accompanying consolidated financial statements. All intercompany balances and transactions were eliminated in consolidation.

Segment Reporting —ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company determined it has one operating segment. Disaggregation of the Company’s operating results is impracticable, because the Company’s research and development activities and its assets overlap, and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment.

Use of Estimates — These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and, accordingly, require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Specifically, the Company’s management has estimated variables used to calculate the Black-Scholes option pricing model used to value derivative instruments as discussed below under “Fair Value Measurements”. In addition, management has estimated the expected economic life and value of the Company’s licensed technology, the Company’s net operating loss for tax purposes, share-based payments for compensation to employees, directors, consultants and investment banks, and the useful lives of the Company’s fixed assets and its accounts receivable allowance. Actual results could differ from those estimates.

Reclassifications — Certain prior year financial statement balances have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents — Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of December 31, 2011 and December 31, 2010, the Company had deposits in excess of federally-insured limits totaling $12,037,949 and $15,399,150, respectively.

Accounts Receivable — The Company periodically assesses its accounts receivable for collectability on a specific identification basis. If collectability of an account becomes unlikely, the Company records an allowance for that doubtful account. Once the Company has exhausted efforts to collect, management writes off the account receivable against the allowance it has already created. The Company does not require collateral for its trade accounts receivable.

Property and Equipment — The Company records its property and equipment at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of property and equipment, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. In the case of certain assets acquired under capital leases, the assets are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital lease are pledged as collateral for the related lease.

The Company provides for depreciation over the assets’ estimated useful lives as follows:

Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Equity Method Investment — The Company follows ASC 323 “Investments-Equity Method and Joint Ventures” in accounting for its investment in the joint venture. In the event the Company’s share of the joint venture’s net losses reduces the Company’s investment to zero, the Company will discontinue applying the equity method and will not provide for additional losses unless the Company has guaranteed obligations of the joint venture or is otherwise committed to provide further financial support for the joint venture. If the joint venture subsequently reports net income, the Company will resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Deferred Costs — Consists of the following:

(a)	Payments, either in cash or share-based, made in connection with the sale of debentures which are amortized using the effective interest method over the lives of the related debentures. These deferred issuance costs are charged to financing costs when and if the related debt instrument is retired or converted early. The weighted average amortization period for deferred debt issuance costs is 48 months.

(b)	Payments made to secure commitments under certain financing arrangements. These amounts are recognized in financing costs ratably over the period of the financing arrangements, and are recognized in financing costs immediately if the arrangement is cancelled, forfeited or the utility of the arrangement to the company is otherwise compromised.

(c)	Payments made to financial institutions and consulting firms in order to provide financing related services. These costs are being amortized over the terms of the related agreements.

Intangible and Long-Lived Assets— The Company follows ASC 360-10, “Property, Plant, and Equipment,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments — For certain financial instruments, including cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses and notes payable, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurements — The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

·	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

·	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At December 31, 2011, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

		Fair Value Measurements at
	Fair Value	December 31, 2011
	As of	Using Fair Value Hierarchy
Derivative Liabilities	December 31, 2011	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,671,047	$-	1,671,047	-
Embedded conversion option liabilities	253,530	-	253,530	-
	$1,924,577	$-	1,924,577	-

At December 31, 2010, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

		Fair Value Measurements at
	Fair Value	December 31, 2010
	As of	Using Fair Value Hierarchy
Derivative Liabilities	December 31, 2010	Level 1	Level 2	Level 3
Warrant derivative liabilities	$27,307,218	$-	27,307,218	-
Embedded conversion option liabilities	1,019,935	-	1,019,935	-
	$28,327,153	$-	28,327,153	-

For the years ended December 31, 2011, 2010 and 2009, the Company recognized a gain (loss) of $11,444,988, ($6,209,898), and $23,103,668, respectively, for the changes in the valuation of derivative liabilities.

The Company did not identify any non-recurring assets and liabilities that were recorded at fair value during the periods presented.

Revenue Recognition and deferred Revenue — The Company’s revenues are primarily generated from license and research agreements with collaborators. Licensing revenue is recognized on a straight-line basis over the shorter of the life of the license or the estimated economic life of the patents related to the license.

License fee revenue begins to be recognized in the first full month following the effective date of the license agreement. Deferred revenue represents the portion of the license and other payments received that has not been earned. Costs associated with the license revenue are deferred and recognized over the same term as the revenue. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval.

In some cases, the company is entitled to receive royalty payments from licensees. In such cases, the company recognizes the royalties when they are earned and collectability of those royalty payments is reasonably assured.

In connection with its license agreements, the Company recorded $506,419, $418,166 and $553,448 in license fee revenue for the years ended December 31, 2011, 2010 and 2009, respectively, in its accompanying consolidated statements of operations, and the remainder of the license fee has been accrued in deferred revenue at December 31, 2011 and 2010, respectively.

Research and Development Costs — Research and development costs consist of expenditures for the research and development of patents and technology, which cannot be capitalized. The Company’s research and development costs consist mainly of payroll and payroll related expenses, research supplies and research grants. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval. Research and development costs are expensed as incurred.

Share-Based Compensation — The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. The Company recognizes in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees. There were 91,800,285 options outstanding as of December 31, 2011.

Income Taxes — Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of operations.

Net Loss Per Share — Earnings per share is calculated in accordance with the ASC 260-10, “Earnings Per Share.” Basic earnings-per-share is based upon the weighted average number of common shares outstanding. Diluted earnings-per-share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

At December 31, 2011, 2010 and 2009, approximately 119,000,000, 190,000,000 and 395,000,000 potentially dilutive shares, respectively, were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Concentrations and Other Risks — Currently, the Company’s revenues and accounts receivable are concentrated on a small number of customers. The following table shows the Company’s concentrations of its revenue for those customers comprising greater than 10% of total license revenue for the years ended December 31, 2011, 2010 and 2009.

	Year Ended
	December 31,
	2011	2010	2009
Exeter Life Sciences, Inc.	24%	17%	*
START Licensing, Inc.	13%	14%	*
International Stem Cell Corporation	15%	23%	10%
Transition Holdings, Inc.	*	*	14%
CHA Biotech and SCRMI	26%	18%	*
Lifeline	13%	*	*
Genzyme Transgenics Corporation	*	*	28%

*License revenue earned during the period was less than 10% of total license revenue.

Other risks include the uncertainty of the regulatory environment and the effect of future regulations on the Company’s business activities. As the Company is a biotechnology research and development company, there is also the attendant risk that someone could commence legal proceedings over the Company’s discoveries. Acts of God could also adversely affect the Company’s business.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). The new standard addresses, among other things, guidance regarding activity in Level 3 fair value measurements. Portions of ASU No. 2010-06 that relate to the Level 3 activity disclosures became effective for the annual reporting period beginning after December 15, 2010. The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

On March 5, 2010, the FASB issued ASU No. 2010-11 Derivatives and Hedging Topic 815 “Scope Exception Related to Embedded Credit Derivatives.” This ASU clarifies the guidance within the derivative literature that exempts certain credit related features from analysis as potential embedded derivatives requiring separate accounting. The ASU specifies that an embedded credit derivative feature related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another is not subject to bifurcation from a host contract under ASC 815-15-25, “Derivatives and Hedging — Embedded Derivatives — Recognition.” All other embedded credit derivative features should be analyzed to determine whether their economic characteristics and risks are “clearly and closely related” to the economic characteristics and risks of the host contract and whether bifurcation is required. The ASU became effective for the Company on July 1, 2010. The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements.  This guidance is effective for the Company beginning on January 1, 2012.  The adoption of ASU 2011-04 is not expected to significantly impact the Company’s consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in Accounting Standards Codification (ASC) 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12 which defers the requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU 2011-05, as amended by ASU 2011-12, is not expected to significantly impact the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for the Company for its annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 is not expected to significantly impact the Company’s consolidated financial statements.